Employee Benefit Plans (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pension
Benefit Plans
Employer contribution	$ 17,019,000	$ 10,929,000
Projected benefit payments
2013	18,515,000
2014	19,922,000
2015	21,195,000
2016	22,387,000
2017	23,707,000
2018-2021	132,139,000
Other
Benefit Plans
Employer contribution	4,837,000	4,315,000
Projected benefit payments
2013	3,872,000
2014	4,407,000
2015	4,860,000
2016	5,443,000
2017	6,046,000
2018-2021	41,541,000
Expected Federal Subsidy
2013	(49,000)
2014	(57,000)
2015	(66,000)
2016	(73,000)
2017	(85,000)
2018-2021	(620,000)
Defined pension and disability plan
Benefit Plans
Employer contribution	19,400,000	12,900,000
Minimum required contribution in next fiscal year	$ 14,700,000